Income Taxes - Summary Of Differences Between Income Tax Rates And The Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Differences Between Income Taxes Expected At US Statutory Income Tax Rates And The Income Tax Provision [Line Items]
Income taxes computed at U.S. federal statutory rate	$ (23.9)	$ (15.3)	$ 1.1
Foreign operations subject to different income tax rates	6.9	6.8	5.0
State income tax	(1.5)	5.9	(0.6)
Remeasurements of originating deferred tax assets and liabilities	(283.4)	4.7	(4.7)
Permanent differences	2.1	0.1	2.1
Nondeductible share-based compensation	4.5	1.2	1.8
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Foreign derived intangible income	0.0	(2.4)	(1.4)
Other	0.1	2.7	1.7
Changes in valuation allowance	302.7	4.2	(2.3)
Income tax expense benefit discontinued operations	$ 14.5	$ 34.2	$ 14.3